MINE HOLDING COSTS - Disclosure of Mine Holding Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Holding Costs	$ 22,088	$ 11,930
La Parrilla [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Holding Costs	3,576	3,320
Del Toro [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Holding Costs	2,849	2,347
San Martin [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Holding Costs	905	3,609
La Guitarra [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Holding Costs	514	2,654
Santa Elena [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Holding Costs	3,296	0
Jerritt Canyon [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Holding Costs	$ 10,948	$ 0